Income Taxes	12 Months Ended
Dec. 31, 2018
Income Taxes
Income Taxes

23.Income Taxes

The income tax provision for the years ended December 31, 2018, 2017 and 2016 was comprised of:

	2018		2017		2016
Income taxes, current (1)	Ps.	6,448,961	Ps.	5,382,865	Ps.	6,724,071
Income taxes, deferred		(2,058,457)		(1,108,745)		(3,851,836)
	Ps.	4,390,504	Ps.	4,274,120	Ps.	2,872,235
(1)	The current income tax of Mexican companies payable in Mexico represented 91%, 93% and 93% of total current income taxes in 2018, 2017 and 2016, respectively.

The Mexican corporate income tax rate was 30% in 2018, 2017 and 2016, and will be 30% in 2019.

2014 Tax Reform

In the last quarter of 2013, the Mexican Congress approved a new Tax Reform (the “2014 Tax Reform”), which became effective as of January 1, 2014. Among the tax reforms approved by the Mexican Congress, one of the most relevant changes was the elimination of the tax consolidation regime allowed for Mexican controlling companies through December 31, 2013. As a result of this change, beginning on January 1, 2014, the Company is no longer allowed to consolidate income or loss of its Mexican subsidiaries for income tax purposes and: (i) accounted for an additional income tax liability for the elimination of the tax consolidation regime in the aggregate amount of Ps.6,813,595 as of December 31, 2013; (ii) recognized a benefit from tax loss carryforwards of Mexican companies in the Group in the aggregate amount of Ps.7,936,044 as of December 31, 2013; and (iii) adjusted the carrying amount of deferred income taxes from temporary differences by recognizing such effects on a separate company basis by using the enacted corporate income tax rate as of December 31, 2013.

The income tax payable as of December 31, 2018 and 2017, in connection with the 2014 Mexican Tax Reform, are as follows:

	2018		2017
Tax losses of subsidiaries, net	Ps.	4,959,130	Ps.	6,582,543
Less: Current portion (a)		1,817,736		1,851,923
Non-current portion (b)	Ps.	3,141,394	Ps.	4,730,620
(a)	Accounted for as current income taxes payable in the consolidated statement of financial position as of December 31, 2018 and 2017.
(b)	Accounted for as non-current income taxes payable in the consolidated statement of financial position as of December 31, 2018 and 2017.

Maturities of income tax payable, in connection with the 2014 Mexican Tax Reform, are as follows:

2019	Ps.	1,817,736
2020		1,430,048
2021		988,079
2022		606,386
2023		116,881
	Ps.	4,959,130

The following items represent the principal differences between income taxes computed at the statutory rate and the Group’s provision for income taxes.

	%	%	%
	2018	2017	2016
Statutory income tax rate	30	30	30
Differences between accounting and tax bases, includes tax inflation gain that is not recognized for accounting purposes	5	10	1
Asset tax	—	—	5
Tax loss carryforwards	(4)	(2)	(20)
2014 Tax Reform	2	1	19
Foreign operations	3	5	4
Disposition of investment	2	—	—
Share of income in associates and joint ventures, net	(1)	(5)	(4)
Effective income tax rate	37	39	35

The Group has recognized the benefits from tax loss carryforwards of Mexican companies in the Group as of December 31, 2018 and 2017. The years of expiration of tax loss carryforwards as of December 31, 2018, are as follows:

	Tax Loss
	Carryforwards
	for Which
	Deferred Taxes
Year of Expiration	Were Recognized
2019	Ps.	784,137
2020		233,417
2021		294,252
2022		6,388,368
2023		744,495
Thereafter		23,935,914
	Ps.	32,380,583

As of December 31, 2018, tax loss carryforwards of Mexican companies in the Group for which deferred tax assets were not recognized amounted to Ps.1,508,022, and will expire between 2019 and 2028.

During 2018, 2017 and 2016, certain Mexican subsidiaries utilized operating tax loss carryforwards in the amounts of Ps.14,072,331, Ps.5,806,602 and Ps.1,236,444, respectively.

In addition to the tax loss carryforwards of Mexican companies in the Group referred as of December 31, 2018, the Group has recognized the benefit from tax loss carryforwards derived from the disposal in 2014 of its former investment in GSF Telecom Holdings, S.A.P.I. de C.V. (“GSF”) in the amount of Ps.14,672,097. As of December 31, 2018, tax loss carryforwards derived from this disposal for which deferred taxes were recognized amounted to Ps.11,004,073, and will expire in 2025.

As of December 31, 2018, tax loss carryforwards of subsidiaries in South America, the United States, and Europe amounted to Ps.2,859,872, and will expire between 2019 and 2037.

The deferred income taxes as of December 31, 2018 and 2017, were principally derived from the following temporary differences and tax loss carryforwards:

	2018		2017

Assets:
Accrued liabilities	Ps.	3,619,288	Ps.	3,388,289
Loss allowance		1,344,425		1,115,990
Customer advances		1,799,330		2,230,958
Property, plant and equipment, net		1,570,890		1,159,085
Prepaid expenses and other items		1,125,387		—
Tax loss carryforwards:
Operating		8,677,220		10,596,342
Capital		1,036,955		1,812,648

Liabilities:
Investments (1)		(4,511,674)		(3,968,176)
Derivative financial instruments		(248,547)		(355,051)
Intangible assets and transmission rights		(843,409)		(2,646,267)
Prepaid expenses and other items		—		(1,274,056)
Deferred income taxes of Mexican companies		13,569,865		12,059,762
Deferred income tax assets of certain foreign subsidiaries		221,392		257,769
Deferred income tax assets, net	Ps.	13,791,257	Ps.	12,317,531
(1)	Net of the benefit from tax loss carryforwards derived from the disposal in 2014 of the Group’s investment in GSF, in the amount of Ps.3,301,222 and Ps.3,149,130 in 2018 and 2017, respectively.

The deferred tax assets are in tax jurisdictions in which the Group considers that based on financial projections of its cash flows, results of operations and synergies between subsidiaries, will generate taxable income in subsequent periods.

The gross rollforward of deferred income tax assets, net, is as follows:

	2018		2017
At January 1	Ps.	12,317,531	Ps.	12,380,445
Statement of income credit		2,058,457		1,108,745
Other comprehensive income and equity credit (charge)		336,689		(1,080,344)
Charged to retained earnings in connection with the adoption of new IFRS Standards		(921,420)		—
Loss on disposition of a Publishing business		—		(91,315)
At December 31	Ps.	13,791,257	Ps.	12,317,531

The rollforward of deferred income tax assets and liabilities for the year 2018, was as follows:

			Credit (Charge) to		Credit (Charge) to
			Consolidated		Other
	At January 1,		Statement of		Comprehensive		At December 31,
	2018		Income		Income and Equity		2018
Assets:
Accrued liabilities	Ps.	3,388,289	Ps.	230,999	Ps.	—	Ps.	3,619,288
Loss allowance		1,115,990		149,305		79,130		1,344,425
Customer advances		2,230,958		(431,628)		—		1,799,330
Property, plant and equipment, net		1,159,085		411,805		—		1,570,890
Prepaid expenses and other items		—		1,785,820		(660,433)		1,125,387
Tax loss carryforwards		12,408,990		(2,694,815)		—		9,714,175
Deferred income tax assets of foreign subsidiaries		257,769		73,117		(109,494)		221,392

Liabilities:
Investments		(3,968,176)		(701,924)		158,426		(4,511,674)
Derivative financial instruments		(355,051)		158,864		(52,360)		(248,547)
Intangible assets and transmission rights		(2,646,267)		1,802,858		—		(843,409)
Prepaid expenses and other items		(1,274,056)		1,274,056		—		—
Deferred income tax assets, net	Ps.	12,317,531	Ps.	2,058,457	Ps.	(584,731)	Ps.	13,791,257

The rollforward of deferred income tax assets and liabilities for the year 2017, was as follows:

			Credit (Charge) to		Credit (Charge) to
			Consolidated		Other
	At January 1,		Statement of		Comprehensive		At December 31,
	2017		Income		Income and Equity		2017
Assets:
Accrued liabilities	Ps.	3,208,863	Ps.	179,426	Ps.	—	Ps.	3,388,289
Loss allowance		1,160,708		(44,718)		—		1,115,990
Customer advances		2,761,196		(530,238)		—		2,230,958
Property, plant and equipment, net		—		1,159,085		—		1,159,085
Tax loss carryforwards		13,829,616		(628,278)		(792,348)		12,408,990
Deferred income tax assets of foreign subsidiaries		279,683		(21,914)		—		257,769

Liabilities:
Investments		(4,471,232)		721,525		(218,469)		(3,968,176)
Property, plant and equipment, net		(305,654)		305,654		—		—
Derivative financial instruments		—		(355,051)		—		(355,051)
Intangible assets and transmission rights		(2,898,572)		252,305		—		(2,646,267)
Prepaid expenses and other items		(1,184,163)		(20,366)		(69,527)		(1,274,056)
Deferred income tax assets, net	Ps.	12,380,445	Ps.	1,017,430	Ps.	(1,080,344)	Ps.	12,317,531

The tax (charge) credit relating to components of other comprehensive income is as follows:

	2018
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations (1)	Ps.	(97,086)	Ps.	230,623	Ps.	133,537
Exchange differences on translating foreign operations		(859,032)		(587)		(859,619)
Derivative financial instruments cash flow hedges		174,532		(52,359)		122,173
Warrants exercisable for common stock of UHI		(1,347,698)		404,309		(943,389)
Open Ended Fund		215,957		(64,787)		151,170
Other equity instruments		603,766		(181,130)		422,636
Other financial assets		(111)		33		(78)
Share of loss of associates and joint ventures		(47,313)		—		(47,313)
Other comprehensive loss	Ps.	(1,356,985)	Ps.	336,102	Ps.	(1,020,883)
Current tax			Ps.	(587)
Deferred tax				336,689
			Ps.	336,102
(1)	During 2018, the Group recognized a deferred income tax benefit of Ps.201,497 related to remeasurement of post-employment benefit obligations of prior years.

	2017
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	(283,106)	Ps.	—	Ps.	(283,106)
Exchange differences on translating foreign operations		334,097		(78,040)		256,057
Derivative financial instruments cash flow hedges		231,758		(69,527)		162,231
Warrants exercisable for common stock of UHI		(280,447)		84,134		(196,313)
Open Ended Fund		1,008,675		(302,603)		706,072
Share of loss of associates and joint ventures		(60,340)		—		(60,340)
Other comprehensive income	Ps.	950,637	Ps.	(366,036)	Ps.	584,601
Current tax			Ps.	(78,040)
Deferred tax				(287,996)
			Ps.	(366,036)

	2016
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	(255,713)	Ps.	—	Ps.	(255,713)
Exchange differences on translating foreign operations		767,165		356,829		1,123,994
Derivative financial instruments cash flow hedges		789,208		(236,763)		552,445
Warrants exercisable for common stock of UHI		(3,635,399)		1,090,620		(2,544,779)
Open Ended Fund		(32,379)		9,714		(22,665)
Share of loss of associates and joint ventures		(42,832)		—		(42,832)
Other comprehensive loss	Ps.	(2,409,950)	Ps.	1,220,400	Ps.	(1,189,550)
Current tax			Ps.	356,829
Deferred tax				863,571
			Ps.	1,220,400

The Group does not recognize deferred income tax liabilities related to its investments in associates and joint ventures, as the Group is able to control the timing of the reversal of temporary differences arising from these investments, and it is probable that these temporary differences will not reverse in the foreseeable future. As of December 31, 2018 and 2017, the deferred tax liabilities in connection with the Group’s investments in associates and joint ventures amounted to an aggregate of Ps.993,402 and Ps.1,383,713, respectively.

In December 2018 the Mexican Federal Congress approved the economic plan for 2019, which did not include relevant changes in the Mexican tax legislation, except for the limitation to use overpayments of taxes against the same kind of tax (Value Added Taxes (“VAT”) against VAT), and some incentives for taxpayers operating in the Northern border region of Mexico.

Until December 2018, taxpayers were able to offset overpayments of different type of taxes against each other and against taxes withheld. With the tax reform, this ability was eliminated and taxpayers are only allowed to offset tax overpayments that derive from the same tax. This limitation may affect some of our subsidiaries that recurrently have VAT or Income Tax overpayments but could offset those overpayments against each other (i.e. VAT against Income Tax). Beginning on January 1, 2019, they will only be able to (i) to request a refund of the overpayment or (ii) to offset tax overpayments against the same tax.